Payments, Details - 12 months ended Dec. 31, 2025 - USD ($) $ in Thousands	Amount	Type	Country	Subnat. Juris.	Govt.	Project	Resource	Segment	Ext. Method
#: 1
	$ 46,539	Taxes	CHILE	snj:CL-AN	The General Treasury of the Republic [Member]	Chile/CL-AN/Copper/Open Pit [Member]	Copper [Member]	South America Mining: Other [Member]	Open Pit
#: 2
	29,348	Royalties	CHILE	snj:CL-AN	The General Treasury of the Republic [Member]	Chile/CL-AN/Copper/Open Pit [Member]	Copper [Member]	South America Mining: Other [Member]	Open Pit
#: 3
	17,693	Fees	CHILE	snj:CL-AN	The General Treasury of the Republic [Member]	Chile/CL-AN/Copper/Open Pit [Member]	Copper [Member]	South America Mining: Other [Member]	Open Pit
#: 4
	550	Fees	CHILE	snj:CL-AN	Municipality of Calama [Member]	Chile/CL-AN/Copper/Open Pit [Member]	Copper [Member]	South America Mining: Other [Member]	Open Pit
#: 5
	1,804,540	Taxes	INDONESIA	snj:ID-PA	Directorate General of Taxes [Member]	Indonesia/ID-PA/Copper/Gold/Silver/Underground Mining [Member]	Copper/Gold/Silver [Member]	Indonesia Operations [Member]	Underground Mining
#: 6
	183,841	Taxes	INDONESIA	snj:ID-PA	Directorate General of Mineral and Coal [Member]	Indonesia/ID-PA/Copper/Gold/Silver/Underground Mining [Member]	Copper/Gold/Silver [Member]	Indonesia Operations [Member]	Underground Mining
#: 7
	334,855	Royalties	INDONESIA	snj:ID-PA	Directorate General of Mineral and Coal [Member]	Indonesia/ID-PA/Copper/Gold/Silver/Underground Mining [Member]	Copper/Gold/Silver [Member]	Indonesia Operations [Member]	Underground Mining
#: 8
	375,213	Fees	INDONESIA	snj:ID-PA	Directorate General of Customs and Excise [Member]	Indonesia/ID-PA/Copper/Gold/Silver/Underground Mining [Member]	Copper/Gold/Silver [Member]	Indonesia Operations [Member]	Underground Mining
#: 9
	107,794	Taxes	INDONESIA	snj:ID-PA	Regional General Treasury of Mimika Regency [Member]	Indonesia/ID-PA/Copper/Gold/Silver/Underground Mining [Member]	Copper/Gold/Silver [Member]	Indonesia Operations [Member]	Underground Mining
#: 10
	2,084	Fees	INDONESIA	snj:ID-PA	Regional General Treasury of Mimika Regency [Member]	Indonesia/ID-PA/Copper/Gold/Silver/Underground Mining [Member]	Copper/Gold/Silver [Member]	Indonesia Operations [Member]	Underground Mining
#: 11
	96,266	Comm. Social Resp.	INDONESIA	snj:ID-PA	Central Papua Province [Member]	Indonesia/ID-PA/Copper/Gold/Silver/Underground Mining [Member]	Copper/Gold/Silver [Member]	Indonesia Operations [Member]	Underground Mining
#: 12
	88,670	Taxes	INDONESIA	snj:ID-PA	Regional General Treasury of Central Papua Province [Member]	Indonesia/ID-PA/Copper/Gold/Silver/Underground Mining [Member]	Copper/Gold/Silver [Member]	Indonesia Operations [Member]	Underground Mining
#: 13
	13,129	Taxes	INDONESIA	snj:ID-PA	Regional General Treasury of Deyai Regency [Member]	Indonesia/ID-PA/Copper/Gold/Silver/Underground Mining [Member]	Copper/Gold/Silver [Member]	Indonesia Operations [Member]	Underground Mining
#: 14
	13,129	Taxes	INDONESIA	snj:ID-PA	Regional General Treasury of Dogiyai Regency [Member]	Indonesia/ID-PA/Copper/Gold/Silver/Underground Mining [Member]	Copper/Gold/Silver [Member]	Indonesia Operations [Member]	Underground Mining
#: 15
	13,129	Taxes	INDONESIA	snj:ID-PA	Regional General Treasury of Intan Jaya Regency [Member]	Indonesia/ID-PA/Copper/Gold/Silver/Underground Mining [Member]	Copper/Gold/Silver [Member]	Indonesia Operations [Member]	Underground Mining
#: 16
	13,129	Taxes	INDONESIA	snj:ID-PA	Regional General Treasury of Nabire Regency [Member]	Indonesia/ID-PA/Copper/Gold/Silver/Underground Mining [Member]	Copper/Gold/Silver [Member]	Indonesia Operations [Member]	Underground Mining
#: 17
	13,129	Taxes	INDONESIA	snj:ID-PA	Regional General Treasury of Paniai Regency [Member]	Indonesia/ID-PA/Copper/Gold/Silver/Underground Mining [Member]	Copper/Gold/Silver [Member]	Indonesia Operations [Member]	Underground Mining
#: 18
	13,129	Taxes	INDONESIA	snj:ID-PA	Regional General Treasury of Puncak Jaya Regency [Member]	Indonesia/ID-PA/Copper/Gold/Silver/Underground Mining [Member]	Copper/Gold/Silver [Member]	Indonesia Operations [Member]	Underground Mining
#: 19
	13,129	Taxes	INDONESIA	snj:ID-PA	Regional General Treasury of Puncak Regency [Member]	Indonesia/ID-PA/Copper/Gold/Silver/Underground Mining [Member]	Copper/Gold/Silver [Member]	Indonesia Operations [Member]	Underground Mining
#: 20
	1,882	Fees	INDONESIA	snj:ID-PA	Directorate General of Forestry Planning and Environmental Management [Member]	Indonesia/ID-PA/Copper/Gold/Silver/Underground Mining [Member]	Copper/Gold/Silver [Member]	Indonesia Operations [Member]	Underground Mining
#: 21
	512	Fees	INDONESIA	snj:ID-PA	Directorate General of Manpower Placement Development and Expansion of Employment Opportunities [Member]	Indonesia/ID-PA/Copper/Gold/Silver/Underground Mining [Member]	Copper/Gold/Silver [Member]	Indonesia Operations [Member]	Underground Mining
#: 22
	593,709	Taxes	PERU	snj:PE-ARE	National Superintendence of Customs and Tax Administration [Member]	Peru/PE-ARE/Copper, Molybdenum/Open Pit [Member]	Copper, Molybdenum [Member]	South America Mining: Cerro Verde [Member]	Open Pit
#: 23
	47,394	Royalties	PERU	snj:PE-ARE	National Superintendence of Customs and Tax Administration [Member]	Peru/PE-ARE/Copper, Molybdenum/Open Pit [Member]	Copper, Molybdenum [Member]	South America Mining: Cerro Verde [Member]	Open Pit
#: 24
	22,601	Fees	PERU	snj:PE-ARE	National Superintendence of Customs and Tax Administration [Member]	Peru/PE-ARE/Copper, Molybdenum/Open Pit [Member]	Copper, Molybdenum [Member]	South America Mining: Cerro Verde [Member]	Open Pit
#: 25
	4,484	Fees	PERU	snj:PE-ARE	Ministry of Energy and Mines [Member]	Peru/PE-ARE/Copper, Molybdenum/Open Pit [Member]	Copper, Molybdenum [Member]	South America Mining: Cerro Verde [Member]	Open Pit
#: 26
	8,655	Comm. Social Resp.	PERU	snj:PE-ARE	Ministry of Energy and Mines [Member]	Peru/PE-ARE/Copper, Molybdenum/Open Pit [Member]	Copper, Molybdenum [Member]	South America Mining: Cerro Verde [Member]	Open Pit
#: 27
	5,402	Fees	PERU	snj:PE-ARE	Supervisory Agency of Investment in Energy and Mining [Member]	Peru/PE-ARE/Copper, Molybdenum/Open Pit [Member]	Copper, Molybdenum [Member]	South America Mining: Cerro Verde [Member]	Open Pit
#: 28
	3,108	Fees	PERU	snj:PE-ARE	Agency of Environmental Evaluation and Auditing [Member]	Peru/PE-ARE/Copper, Molybdenum/Open Pit [Member]	Copper, Molybdenum [Member]	South America Mining: Cerro Verde [Member]	Open Pit
#: 29
	340	Fees	PERU	snj:PE-ARE	Ministry of Transport and Communications [Member]	Peru/PE-ARE/Copper, Molybdenum/Open Pit [Member]	Copper, Molybdenum [Member]	South America Mining: Cerro Verde [Member]	Open Pit
#: 30
	326	Taxes	PERU	snj:PE-ARE	Municipality of Arequipa [Member]	Peru/PE-ARE/Copper, Molybdenum/Open Pit [Member]	Copper, Molybdenum [Member]	South America Mining: Cerro Verde [Member]	Open Pit
#: 31
	103	Taxes	PERU	snj:PE-ARE	Geological Mining Institute [Member]	Peru/PE-ARE/Copper, Molybdenum/Open Pit [Member]	Copper, Molybdenum [Member]	South America Mining: Cerro Verde [Member]	Open Pit
#: 32
	2,537	Royalties	UNITED STATES	snj:US-CA	U.S. Department of the Interior [Member]	U.S./U.S.-CA/Oil, Natural Gas/Wells [Member]	Oil, Natural Gas [Member]	Corporate, Other & Eliminations [Member]	Well
#: 33
	6,747	Fees	UNITED STATES	snj:US-AZ	U.S. Department of the Interior [Member]	U.S./U.S.-AZ/Copper, Molybdenum/Open Pit [Member]	Copper, Molybdenum [Member]	U.S. Copper Mines: Other [Member]	Open Pit
#: 34
	1,368	Fees	UNITED STATES	snj:US-AZ	U.S. Department of the Interior [Member]	U.S./U.S.-AZ/Copper/Open Pit [Member]	Copper [Member]	U.S. Copper Mines: Other [Member]	Open Pit
#: 35
	377	Fees	UNITED STATES	snj:US-NM	U.S. Department of the Interior [Member]	U.S./U.S.-NM/Copper/Open Pit [Member]	Copper [Member]	U.S. Copper Mines: Other [Member]	Open Pit
#: 36
	281	Fees	UNITED STATES	snj:US-NV	U.S. Department of the Interior [Member]	U.S./U.S.-NV/Copper/Open Pit [Member]	Copper [Member]	Corporate, Other & Eliminations [Member]	Open Pit
#: 37
	$ 84	Fees	UNITED STATES	snj:US-CO	U.S. Department of the Interior [Member]	U.S./U.S.-CO/Molybdenum/Underground Mining [Member]	Molybdenum [Member]	Molybdenum Mines [Member]	Underground Mining